Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets
Summary of intangible assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	Net book value	Net book value
	USD	USD

Licenses	179,480	—
Trade name	—	937,500
Customer list (B2B relationships)	—	3,692,778
Developed technology	—	5,904,000
	179,480	10,534,278